Going concern (Details Textual) - USD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Net Income (Loss) Attributable to Parent, Total	$ (4,749,225)	$ 7,322,947	$ 3,973,144	$ (6,755,603)
Retained Earnings (Accumulated Deficit), Total	$ (11,711,810)			$ (6,962,585)